COMMITMENTS AND CONTINGENT LIABILITIES (Litigation) (Details) SFr in Thousands, $ in Thousands							1 Months Ended		12 Months Ended
	May 15, 2019 CHF (SFr)	Mar. 06, 2019 CHF (SFr)	Jul. 02, 2017 CHF (SFr)	Mar. 01, 2017 CHF (SFr)	Apr. 16, 2015 CHF (SFr)	Jun. 04, 2014 CHF (SFr)	Oct. 23, 2017 CHF (SFr)	Jun. 30, 2017 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2015 USD ($)	Sep. 09, 2019 CHF (SFr)	Aug. 29, 2019 CHF (SFr)
Loss Contingencies [Line Items]
Membership interest									100.00%
Swiss Pro Capital [Member] | Option Agreement [Member] | Subsidiaries [Member]
Loss Contingencies [Line Items]
Share capital percentage for which Company's subsidiary granted option to purchase		20.00%
Period of option to purchase shares by plaintiff		8 years
Amount paid to plaintiff		SFr 400
Derivative Claim [Member]
Loss Contingencies [Line Items]
Damages sought | $										$ 41,900
Derivative Claim [Member] | Shareholders [Member]
Loss Contingencies [Line Items]
Damages sought | $										$ 2,800
Tenant Claim [Member] | CHF [Member]
Loss Contingencies [Line Items]
Costs of the arbitration and lawyers' fees						SFr 17
Damages and unpaid amounts sought from tenant					SFr 961	SFr 53
Damages sought					SFr 157
Interest rate						5.00%
Tenant [Member] | CHF [Member]
Loss Contingencies [Line Items]
Damages sought									SFr 69
Damages sought by the Company									3,094
Monthly rent				SFr 279					154
Reimbursement to tenant									SFr 2,400
LEM [Member]
Loss Contingencies [Line Items]
Percentage of reduced claims			10.00%
LEM [Member] | CHF [Member]
Loss Contingencies [Line Items]
Amount of settlement	SFr 1,000
Counterproposal amount											SFr 700	SFr 346
Damages and unpaid amounts sought from tenant			SFr 714				SFr 168
Interest rate							5.00%
Aberdeen Associates LLC [Member]
Loss Contingencies [Line Items]
Loan facility | $								$ 7,000
Loan term								5 years
Interest rate								5.00%